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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          31 West 52nd Street, 16th Floor
          New York, NY 10019

Form 13F File Number:     028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY        November 11, 2011
---------------------       --------------       -----------------
   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                61
                                                 --------

Form 13F Information Table Value Total:          $821,335
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                             Quarter ended September 30, 2011



COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6 COLUMN 7      COLUMN 8
                                                          VALUE         SHRS or  SH/  PUT/  INV.   OTHR        VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)      PRN AMT   PRN  CALL  DISC.  MNGR    SOLE     SHARED    NONE
----------------------------  --------------  ---------  ---------   ----------  ---  ----  ----   ---- ----------  -------   ----
AERCAP HOLDINGS NV            SHS             N00985106  $  12,003    1,210,000  SH         SOLE        1,210,000
ALLEGIANT TRAVEL CO           COM             01748X102  $  12,489      265,000  SH         SOLE          265,000
APACHE CORP                   COM             037411105  $  14,042      175,000  SH         SOLE          175,000
ASML HOLDING N V              NY REG SHS      N07059186  $  11,744      340,000  SH         SOLE          340,000
BABCOCK & WILCOX CO NEW       COM             05615F102  $  23,656    1,210,000  SH         SOLE        1,210,000
BAKER HUGHES INC              COM             057224107  $   6,692      145,000  SH         SOLE          145,000
CELANESE CORP DEL             COM SER A       150870103  $  16,834      517,500  SH         SOLE          517,500
CHEMED CORP NEW               COM             16359R103  $   9,343      170,000  SH         SOLE          170,000
CLEARWATER PAPER CORP         COM             18538R103  $  10,269      302,200  SH         SOLE          302,200
COMCAST CORP NEW              CL A SPL        20030N200  $  13,261      640,000  SH         SOLE          640,000
                              *W EXP
COMERICA INC                  11/14/2018      200340115  $   3,088      650,000  SH         SOLE          650,000
COMERICA INC                  COM             200340107  $   5,743      250,000  SH         SOLE          250,000
COSTCO WHSL CORP NEW          COM             22160K105  $   7,802       95,000  SH         SOLE           95,000
CROWN HOLDINGS INC            COM             228368106  $   7,423      242,500  SH         SOLE          242,500
D R HORTON INC                COM             23331A109  $  13,040    1,442,500  SH         SOLE        1,442,500
D R HORTON INC                COM             23331A109  $   7,684      850,000  SH   CALL  SOLE          850,000
                              NOTE 2.00%
D R HORTON INC                5/15/2014       23331ABB4  $  10,378   10,250,000  PRN        SOLE       10,250,000
EXXON MOBIL CORP              COM             30231G102  $  20,700      285,000  SH         SOLE          285,000
GAMESTOP CORP NEW             CL A            36467W109  $  29,799    1,290,000  SH         SOLE        1,290,000
GENTIVA HEALTH SERVICES INC   COM             37247A102  $   1,877      340,000  SH         SOLE          340,000
GOLDMAN SACHS GROUP INC       COM             38141G104  $  13,710      145,000  SH         SOLE          145,000
HARMAN INTL INDS CORP         COM             413086109  $   7,288      255,000  SH         SOLE          255,000
HEWLETT PACKARD CO            COM             428236103  $  10,327      460,000  SH         SOLE          460,000
HEWLETT PACKARD CO            COM             428236103  $  18,128      807,500  SH   CALL  SOLE          807,500
HOLLYFRONTIER CORP            COM             436106108  $  15,142      577,500  SH         SOLE          577,500
HORMEL FOODS CORP             COM             440452100  $   9,322      345,000  SH         SOLE          345,000
INTEL CORP                    COM             458140100  $  29,229    1,370,000  SH         SOLE        1,370,000
INTEL CORP                    COM             458140100  $  30,829    1,445,000  SH   CALL  SOLE        1,445,000
INTERNATIONAL FLAVORS &
FRAGRANCES                    COM             459506101  $   7,730      137,500  SH         SOLE          137,500
JETBLUE AIRWAYS CORP          COM             477143101  $  21,616    5,285,000  SH         SOLE        5,285,000
JETBLUE AIRWAYS CORP          COM             477143101  $   9,297    2,273,100  SH   CALL  SOLE        2,273,100
JPMORGAN CHASE & CO           COM             46625H100  $  24,548      815,000  SH         SOLE          815,000
LENNAR CORP                   CL A            526057104  $   3,453      255,000  SH         SOLE          255,000
MACYS INC                     COM             55616P104  $  19,608      745,000  SH         SOLE          745,000
MARATHON PETE CORP            COM             56585A102  $  10,553      390,000  SH         SOLE          390,000
                              NOTE 1.875%
MICRON TECHNOLOGY INC         06/01/14        595112AH6  $  11,030   11,750,000  PRN        SOLE       11,750,000
MICROSOFT CORP                COM             594918104  $  39,575    1,590,000  SH         SOLE        1,590,000
MICROSOFT CORP                COM             594918104  $  67,701    2,720,000  SH   CALL  SOLE        2,720,000
NEWS CORP                     CL A            65248E104  $  17,802    1,150,000  SH         SOLE        1,150,000
NOKIA CORP                    SPONSORED ADR   654902204  $   8,207    1,450,000  SH         SOLE        1,450,000
PFIZER INC                    COM             717081103  $  33,857    1,915,000  SH         SOLE        1,915,000
PHARMERICA CORP               COM             71714F104  $   2,255      158,000  SH         SOLE          158,000
PHARMERICA CORP               COM             71714F104  $      50        3,500  SH   CALL  SOLE            3,500
RADVISION LTD                 ORD             M81869105  $   9,924    1,735,000  SH         SOLE        1,735,000
RANGE RES CORP                COM             75281A109  $   4,969       85,000  SH         SOLE           85,000
SOUTH JERSEY INDS INC         COM             838518108  $  10,696      215,000  SH         SOLE          215,000
SYMMETRY MED INC              COM             871546206  $   1,444      187,000  SH         SOLE          187,000
TARGET CORP                   COM             87612E106  $   8,582      175,000  SH         SOLE          175,000
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209  $  22,425      602,500  SH         SOLE          602,500
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209  $  10,425      280,100  SH   CALL  SOLE          280,100
TOLL BROTHERS INC             COM             889478103  $  14,250      987,500  SH         SOLE          987,500
TOLL BROTHERS INC             COM             889478103  $   7,359      510,000  SH   CALL  SOLE          510,000
UNITED CONTL HLDGS INC        COM             910047109  $  11,628      600,000  SH         SOLE          600,000
UNITED CONTL HLDGS INC        COM             910047109  $   4,942      255,000  SH   CALL  SOLE          255,000
US BANCORP DEL                COM NEW         902973304  $  16,125      685,000  SH         SOLE          685,000
VEECO INSTRS INC DEL          COM             922417100  $  11,590      475,000  SH         SOLE          475,000
WELLPOINT INC                 COM             94973V107  $   7,076      108,400  SH         SOLE          108,400
WESTERN DIGITAL CORP          COM             958102105  $  11,896      462,500  SH         SOLE          462,500
WESTPORT INNOVATIONS INC      COM NEW         960908309  $  10,632      367,500  SH         SOLE          367,500
                              SPONSORED ADR
WUXI PHARMATECH CAYMAN INC    SHS             929352102  $   7,348      631,300  SH         SOLE          631,300
ZIPCAR INC                    COM             98974X103  $     900       50,000  SH   PUT   SOLE           50,000


Total Fair Market Value (in thousands)                   $ 821,335